Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
35th Floor
New York, NY 10019

June 5, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                         Direxion Funds (the “Trust”)

File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Hilton Tactical Income Fund, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated June 1, 2015, filed electronically as Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A on May 29, 2015 and effective on June 1, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl

Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC